UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number        811-06179
                                                   ----------------------------

             FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
          ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
          ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
               ------------------------------ -------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                          ---------------
                      Date of fiscal year end: NOVEMBER 30
                                             ---------------

             Date of reporting period: JULY 1, 2003 - JUNE 30, 2004
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                         811 - 06179

Exact name of registrant as specified in charter:           Flaherty & Crumrine Preferred Income Fund Incorporated

Address of principal executive offices:                     301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101


Name and address of agent for service:                      Donald F. Crumrine, Flaherty & Crumrine Preferred Income Fund
                                                            Incorporated, 301 E. Colorado Boulevard, Suite 720, Pasadena,
                                                            California 91101

Registrant's telephone number, including area code:         626 - 795 - 7300

Date of fiscal year end:                                    November 30, 2004

Date of reporting period:                                   Twelve Months ended June 30, 2004


ITEM 1. PROXY VOTING RECORD
---------------------------

---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Carolina Power & Light Company                   CPWLP                144141405           12-May-04
---------------------------------------------------------------------------------------------------------------


                                                        VOTE FOR OR AGAINST   VOTE FOR OR AGAINST
MATTER VOTED                  PROPOSED BY   VOTE CAST       PROPOSAL              MANAGEMENT

Approve directors slate         Issuer        No (1)            NA                    NA




---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Central Illinois Light Company                   CILTM               153645882             27-Apr-04
---------------------------------------------------------------------------------------------------------------


   MATTER VOTED             PROPOSED BY     VOTE CAST     VOTE FOR OR AGAINST    VOTE FOR OR AGAINST

Approve directors slate       Issuer         No (1)            PROPOSAL              MANAGEMENT
                                                                  NA                     NA

THURSDAY, AUGUST 05, 2004                                            PAGE 1 OF 7

---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Central Illinois Light Company                  CILTL                153645304             27-Apr-04
---------------------------------------------------------------------------------------------------------------

                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Approve directors slate       Issuer         No (1)             NA                      NA


---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Connecticut Light and Power Company, The        CNTHP                207597774             25-Nov-03
---------------------------------------------------------------------------------------------------------------


                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Remove 20% limit on unsec.
Debt; receive 1% fee           Issuer         Yes              Against                  Against

Temp. waiver of 10% S/T
debt limit                     Issuer         Yes              Against                  Against


---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Connecticut  Light and Power Company,  The      CNTHO                207597782             25-Nov-03
---------------------------------------------------------------------------------------------------------------


                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Remove 20% limit on unsec.
Debt; receive 1% fee           Issuer         Yes              Against                  Against

Temp. waiver of 10% S/T
debt limit                     Issuer         Yes              Against                  Against


THURSDAY, AUGUST 05, 2004                                            PAGE 2 OF 7

---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Connecticut  Light and Power  Company,  The      CNLPL                207597709            25-Nov-03
---------------------------------------------------------------------------------------------------------------


                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Remove 20% limit on unsec.
Debt; receive 1% fee           Issuer         Yes              Against                  Against

Temp. waiver of 10% S/T
debt limit                     Issuer         Yes              Against                  Against


---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Conseco,  Inc.                                   CNCEN                20846F201            04-Sep-03
---------------------------------------------------------------------------------------------------------------


                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Agree to 5th Amended ReOrg.
Plan by Toprs Comm.       Security Holder     Yes                For                   Against


---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Conseco,  Inc.                                   CNCEP                20846M206            04-Sep-03
---------------------------------------------------------------------------------------------------------------

                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Agree to 5th Amended ReOrg.
Plan by Toprs Comm.       Security Holder     Yes                For                   Against

THURSDAY, AUGUST 05, 2004                                            PAGE 3 OF 7

---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Conseco,  Inc.                                   CNCEM                20847D205            04-Sep-03
---------------------------------------------------------------------------------------------------------------


                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Agree to 5th Amended ReOrg.
Plan by Toprs Comm.       Security Holder     Yes                For                   Against

---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Duke  Energy Corporation                         DUK                  264399106            13-May-04
---------------------------------------------------------------------------------------------------------------

                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Approve directors             Issuer          Yes                For                     For

Ratify auditors               Issuer          Yes                For                     For

Approve  incentives           Issuer          Yes                For                     For


---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Idaho Power Company                              IDHOP                451380307            20-May-04
---------------------------------------------------------------------------------------------------------------


                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Approve  directors slate      Issuer          No (1)             NA                      NA

Ratify auditors               Issuer          No (1)             NA                      NA

THURSDAY,  AUGUST 05, 2004                                           PAGE 4 OF 7

---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Wachovia  Preferred  Funding Corp.
7.25% Series A                                  WNA/P                  92977V206           12-Dec-03
---------------------------------------------------------------------------------------------------------------

                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Approve  director  slate.     Issuer           Yes             Abstain                 Against


---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Wisconsin  Power and Light Company              WIS                    976826305           02-Jun-04
---------------------------------------------------------------------------------------------------------------

                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Approve  director  slate.     Issuer           No (1             NA                      NA


---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Xcel Energy Inc.                                XEL B                 98389B308            20-May-04
---------------------------------------------------------------------------------------------------------------

                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Eliminate Classified
Board terms.                  Issuer            Yes              For                    For

Approve directors slate       Issuer            Yes              For                    For

Approve Director Stock
compensation plan.            Issuer            Yes              For                    For

THURSDAY, AUGUST 05, 2004                                            PAGE 5 OF 7

---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Xcel Energy Inc.                                 XEL G                98389B704            20-May-04
---------------------------------------------------------------------------------------------------------------

                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Eliminate  Classified
Board  terms.                  Issuer           Yes              For                    For

Approve  directors  slate      Issuer           Yes              For                    For

Approve  Director Stock
compensation plan.             Issuer           Yes              For                    For

---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
 Xcel Energy Inc.                                XEL D                98389B506            20-May-04
---------------------------------------------------------------------------------------------------------------

                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Eliminate  Classified
Board  terms.                  Issuer           Yes              For                    For

Approve  directors  slate      Issuer           Yes              For                    For

Approve  Director Stock
compensation plan.             Issuer           Yes              For                    For


---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Xcel Energy Inc.                                 XEL E               98389B605             20-May-04

                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Eliminate  Classified
Board  terms.                  Issuer           Yes              For                    For

Approve  directors  slate      Issuer           Yes              For                    For

Approve  Director Stock
compensation plan.             Issuer           Yes              For                    For


THURSDAY, AUGUST 05, 2004                                            PAGE 6 OF 7

---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
 Xcel  Energy  Inc.                              XEL C               98389B407             20-May-04
---------------------------------------------------------------------------------------------------------------

                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Eliminate  Classified
Board  terms.                  Issuer           Yes              For                    For

Approve  directors  slate      Issuer           Yes              For                    For

Approve  Director Stock
compensation plan.             Issuer           Yes              For                    For

Notes: (1) The registrant did not cast a vote since the securities in question were preferred or preference stocks of a utility operating company the common stock of which was 100% controlled by the parent company and where the election outcome was therefore foreordained.

THURSDAY, AUGUST 05, 2004                                            PAGE 7 OF 7

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant            FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
          ----------------------------------------------------------------------


By (Signature and Title)*          /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                                       Donald F. Crumrine, Director,
                                       Chairman of the Board &
                                       Chief Executive Officer
                                       (Principal Executive Officer)

Date              AUGUST 6, 2004
    ----------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.